Document and Entity Information	Apr. 07, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001634997
Document Type	8-K
Document Period End Date	Apr. 07, 2020
Entity Registrant Name	Avangrid, Inc.
Entity Incorporation State Country Code	NY
Entity File Number	001-37660
Entity Tax Identification Number	14-1798693
Entity Address, Address Line One	180 Marsh Hill Road
Entity Address, City or Town	Orange
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06477
City Area Code	(207)
Local Phone Number	629-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false